UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
              -----------------------------------
Address:      780 Third Avenue
              -----------------------------------
              7th Floor
              -----------------------------------
              New York, NY 10017
              -----------------------------------

Form 13F File Number: 28-12060
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 339-7010
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng           New York, New York       November 5, 2012
---------------------------   ------------------------   ------------------
         [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          47
                                                 -----------------
Form 13F Information Table Value Total:          29,330
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AMERICAN RAILCAR INDUSTRIES   COM            02916P103    1,808    63,800 SH          SOLE                63,800
ANADARKO PETROLEUM CORP       COM            032511107      210     3,000 SH          SOLE                 3,000
ANADARKO PETROLEUM CORP       COM            032511107        2     3,000 SH          SOLE                 3,000
APPROACH RESOURCES INC        COM            03834A103      723    24,000 SH          SOLE                24,000
ATLAS RESOURCE PARTNERS LP    COM UNT LTD PR 04941A101      306    12,000 SH          SOLE                12,000
BELLATRIX EXPLORATION LTD     COM            078314101    1,132   278,900 SH          SOLE               278,900
CALPINE CORP                  COM NEW        131347304    1,644    95,000 SH          SOLE                95,000
CHICAGO BRIDGE & IRON CO NV   NY REGISTRY SH 167250109    1,486    39,000 SH          SOLE                39,000
CONOCOPHILLIPS                COM            20825C104        0     5,000 SH  CALL    SOLE                 5,000
CONNACHER OIL & GAS LTD       COM            20588Y103      879 1,600,000 SH          SOLE             1,600,000
DARLING INTERNATIONAL INC     COM            237266101      128     7,000 SH          SOLE                 7,000
DENBURY RESOURCES INC         COM NEW        247916208       32     2,000 SH          SOLE                 2,000
ENERGEN CORP                  COM            29265N108    1,310    25,000 SH          SOLE                25,000
EQUAL ENERGY LTD              COM            29390Q109    1,617   470,000 SH          SOLE               470,000
FORBES ENERGY SERVICES LTD    COM            345143101      210    60,000 SH          SOLE                60,000
GOLAR LNG LTD                 SHS            G9456A100    1,235    32,000 SH          SOLE                32,000
GULFPORT ENERGY CORP          COM NEW        402635304      313    10,000 SH          SOLE                10,000
HALCON RESOURCES CORP         COM NEW        40537Q209      367    50,000 SH          SOLE                50,000
HESS CORP                     COM            42809H107    1,155    21,500 SH          SOLE                21,500
HESS CORP                     COM            42809H107       20    10,000 SH  CALL    SOLE                10,000
ITHACA ENERGY INC             COM            465676104      516   260,000 SH          SOLE               260,000
KINDER MORGAN INC             COM            49456B101      213     6,000 SH          SOLE                 6,000
LAREDO PETROLEUM HOLDINGS IN  COM            516806106    1,319    60,000 SH          SOLE                60,000
LUFKIN INDUSTRIES INC         COM            549764108      700    13,000 SH          SOLE                13,000
MADALENA VENTURES INC         COM            556232106       30   122,000 SH          SOLE               122,000
MAGELLAN PETROLEUM CORP       COM            559091301      459   437,400 SH          SOLE               437,400
MATRIX SERVICE CO             COM            576853105      159    15,000 SH          SOLE                15,000
NATIONAL FUEL GAS CO          COM            636180101      216     4,000 SH          SOLE                 4,000
OCEAN RIG UDW INC             SHS            Y64354205      455    27,900 SH          SOLE                27,900
OIL STATES INTERNATIONAL INC  COM            678026105      712     8,964 SH          SOLE                 8,964
ROOSTER ENERGY LTD            COM            776618100      124   200,000 SH          SOLE               200,000
ROSE ROCK MIDSTREAM LP        COM U REP LTD  777149105      160     3,900 SH          SOLE                 3,900
SANDRIDGE ENERGY INC          COM            80007P307    1,325   190,000 SH          SOLE               190,000
SARATOGA RESOURCES INC/TEXAS  COM            803521103      137    24,960 SH          SOLE                24,960
SELECT SECTOR SPDR ENERGY     SBI ENERGY     81369Y506        1    16,700 SH  CALL    SOLE                16,700
SELECT SECTOR SPDR ENERGY     SBI ENERGY     81369Y506       24    85,000 SH  PUT     SOLE                85,000
SEMGROUP CORP                 CL A           81663A105    1,400    38,000 SH          SOLE                38,000
SPDR S&P 500 ETF              TR UNIT        78462F103        0    17,000 SH  PUT     SOLE                17,000
SUBSEA 7 SA-SPON ADR          SPON ADR       864323100      462    20,000 SH          SOLE                20,000
SUNCOKE ENERGY INC            COM            86722A103    1,427    88,500 SH          SOLE                88,500
SUSSER HOLDINGS CORP          COM            869233106      181     5,000 SH          SOLE                 5,000
U S CONCRETE INC WTS          COM            90333l110        -    51,869 SH          SOLE                51,869
U S CONCRETE INC WTS          COM            90333l128        -    51,869 SH          SOLE                51,869
US SILICA HOLDINGS INC        COM            90346E103      163    12,000 SH          SOLE                12,000
VALERO ENERGY CORP            COM            91913Y100      206     6,500 SH          SOLE                 6,500
VANTAGE DRILLING CO           ORD SHS        G93205113    1,191   647,300 SH          SOLE               647,300
WHITING PETROLEUM CORP        COM            966387102    3,174    67,000 SH          SOLE                67,000
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